Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 587,749	$ 80,521	¥ 426,119	¥ 694,420
Restricted cash and term deposits	66,367	9,092	14,695
Trade receivables	98,774	13,532	57,219	36,006
Inventories	151,754	20,790	118,924
Receivables from online payment platforms	24,255	3,323	23,158
Term Deposits and Short Term Investments	599,041	82,068	900,823
Prepayment and other current assets	195,202	26,743	171,774
Total current assets	1,724,360	236,236	1,721,924
Non-current assets:
Long-term investments	280,281	38,398	261,016	227,959
Intangible assets	126,615	17,346	145,253
Goodwill	684	94	540,693	540,693
Property and equipment, net	155,352	21,283	116,782
Deferred tax assets	84,950	11,638	78,034
Operating lease right-of-use assets	162,764	22,299	118,408
Other non-current assets	200,152	27,421	232,455
Total non-current assets	1,010,798	138,479	1,492,641
Total assets	2,735,158	374,715	3,214,565
Current liabilities:
Taxes payable	61,862	8,475	56,894
Contract liabilities	76,579	10,491	103,374	¥ 110,159
Salary and welfare payables	111,396	15,261	86,290
Amounts due to related parties	477	65	388
Accrued expenses and other current liabilities	265,216	36,334	233,913
Operating lease liabilities-current	44,905	6,152	29,739
Total current liabilities	630,206	86,337	540,423
Non-current liabilities:
Operating lease liabilities-non current	125,200	17,152	86,210
Deferred tax liabilities	19,758	2,707	25,082
Total non-current liabilities	146,222	20,032	112,828
Total liabilities	776,428	106,369	653,251
Related Party
Current assets:
Amounts due from related parties	1,218	$ 167	9,212
VIEs and VIEs Subsidiaries
Current assets:
Cash and cash equivalents	136,846		144,035
Restricted cash and term deposits	23,174		14,630
Trade receivables	54,822		39,587
Inventories	43,198		15,999
Receivables from online payment platforms	21,200		18,153
Term Deposits and Short Term Investments			16,153
Prepayment and other current assets	71,201		46,289
Total current assets	513,772		441,910
Non-current assets:
Investment in subsidiaries	35,081		34,691
Long-term investments	143,853		164,456
Intangible assets	27,320		28,023
Goodwill	684		684
Property and equipment, net	74,264		29,082
Deferred tax assets	27,167		23,717
Operating lease right-of-use assets	119,643		59,458
Other non-current assets	61,209		49,950
Total non-current assets	489,221		390,061
Total assets	1,002,993		831,971
Current liabilities:
Taxes payable	48,092		42,955
Contract liabilities	54,429		78,131
Salary and welfare payables	49,757		34,099
Amounts due to Group companies	523,403		310,394
Accrued expenses and other current liabilities	230,940		203,771
Operating lease liabilities-current	31,873		17,218
Total current liabilities	938,906		686,655
Non-current liabilities:
Operating lease liabilities-non current	92,217		41,254
Deferred tax liabilities	6,367		5,697
Total non-current liabilities	98,584		46,951
Total liabilities	1,037,490		733,606
VIEs and VIEs Subsidiaries | Related Party | Group companies
Current assets:
Amounts due from related parties	162,198		137,937
VIEs and VIEs Subsidiaries | Related Party | Related Parties, Excluding Group Companies [Member]
Current assets:
Amounts due from related parties	1,133		9,127
Current liabilities:
Amounts due to related parties	¥ 412		¥ 87